Financial Instruments by Category - Summary of Gains or Losses Arising From Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Interest income	₩ 303,535	₩ 279,607	₩ 271,925
Interest expense	(374,665)	(356,345)	(293,854)
Other comprehensive income (loss) for the year	(90,195)	7,447	(2,194)
Reclassified to profit or loss from other comprehensive income (loss) for the year	(285,954)	(37,942)
Interest expense	(47,556)	(52,035)	(41,469)
Total	(215,290)	(92,910)	(353,980)
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Gain on foreign currency transaction	(41,959)	(24,054)	(34,574)
Gain (loss) on foreign currency translation	(421,608)	(93,004)	(168,577)
Gain (loss) on disposal	(5,866)	3,411
Interest expense	(387,535)	(358,486)	(275,302)
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Gain on foreign currency transaction		(5)	24
Gain (loss) on disposal		4,788
Interest expense		(44)	(4,046)
Gain (loss) on valuation	(3,221)	(7,394)	30,031
Derivatives used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on transactions			(1,291)
Gain (loss) on valuation	9,337	11,503	(17,237)
Other comprehensive income (loss) for the year	(871)	7,557	(23,957)
Reclassified to profit or loss from other comprehensive income (loss) for the year	(9,386)	(8,764)	15,195
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	(47,556)	(52,035)	(41,469)
Financial assets at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	379,371	360,134	144,505
Gain on foreign currency transaction	27,748	22,782	23,824
Gain (loss) on foreign currency translation	9,534	5,741	(2,151)
Gain (loss) on disposal	(2)	(3,409)	(81)
Gain (loss) on valuation	(184,942)	(172,966)	(132,102)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	10,281	13,480	6,008
Dividend income	8,411	6,918	4,600
Gain on foreign currency transaction	2,469		1,100
Gain (loss) on foreign currency translation	29,029	3,396	13,711
Gain (loss) on disposal	13,811	14,237	2,347
Gain (loss) on valuation	(66,133)	(31,965)	(29,282)
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	19,888	18,966	190,281
Dividend income	62,220	52,813	9,522
Loss on valuation			(61)
Gain (loss) on disposal	(8,277)	(11,193)	(62,183)
Other comprehensive income (loss) for the year	(7,602)	121,805	(158,574)
Derivatives used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on transactions	38,620	10,192	27,628
Gain (loss) on valuation	361,844	34,092	150,699
Other comprehensive income (loss) for the year	273,673	7,772	88,048
Reclassified to profit or loss from other comprehensive income (loss) for the year	₩ (276,568)	₩ (29,178)	₩ (110,616)